Material accounting policies - Estimated useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2024
Software (mostly development costs)
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years
Capitalised software development costs | Minimum [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years
Capitalised software development costs | Maximum [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	8 years